Average Annual Total Returns - Class A Class C and Institutional Class - SP 500 Pure Growth Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class A S&P 500® Pure Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class A S&P 500® Pure Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class A S&P 500® Pure Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class C Return After Taxes on Distributions 1 Year	Class C Return After Taxes on Distributions 5 Years	Class C Return After Taxes on Distributions 10 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class C Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C S&P 500® Pure Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class C S&P 500® Pure Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class C S&P 500® Pure Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	21.25%	13.12%	12.83%	19.40%	11.65%	11.87%	12.55%	9.88%	10.30%	29.58%	16.18%	15.31%	25.32%	13.38%	12.53%	23.08%	11.69%	11.45%	14.95%	10.01%	9.99%	29.58%	16.18%	15.31%